Annual Fund Operating Expenses	Sep. 30, 2023
Prospectus #1 | Calvert Global Energy Solutions Fund | Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.43%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.19%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.24%
Prospectus #1 | Calvert Global Energy Solutions Fund | Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	2.18%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.19%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.99%
Prospectus #1 | Calvert Global Energy Solutions Fund | Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.18%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.19%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
Prospectus #1 | Calvert Global Water Fund | Class A
Operating Expenses:
Management Fees	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.29%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.24%
Prospectus #1 | Calvert Global Water Fund | Class C
Operating Expenses:
Management Fees	0.84%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	2.04%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.99%
Prospectus #1 | Calvert Global Water Fund | Class I
Operating Expenses:
Management Fees	0.84%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.04%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
Prospectus #2 | Calvert Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.19%
Prospectus #2 | Calvert Small-Cap Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.94%
Prospectus #2 | Calvert Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.94%
Prospectus #2 | Calvert Small-Cap Fund | Class R6
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.86%
Prospectus #3 | Calvert Green Bond Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.73%
Prospectus #3 | Calvert Green Bond Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.53%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.48%
Prospectus #3 | Calvert Green Bond Fund | Class R6
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.05%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.43%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares and 0.99% for Class I shares. This expense reimbursement will continue through February 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares and 0.99% for Class I shares. This expense reimbursement will continue through February 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.73% for Class A shares, 0.48% for Class I shares and 0.43% for Class R6 shares. This expense reimbursement will continue through February 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.